Schedule of Disaggregated of Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Total revenues	$ 9	$ 12	$ 19	$ 17	$ 34	$ 144
Grant Revenues [Member]
Product Information [Line Items]
Total revenues						104
Other Revenues [Member]
Product Information [Line Items]
Total revenues					$ 34	$ 40